Segment reporting - Summarized financial information (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)		Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment				3
Revenues from external customers	$ 428.6	$ 388.2	[1]	$ 844.0	$ 780.3	[1]
Nigeria
Disclosure of operating segments [line items]
Revenues from external customers	298.3	260.4		583.2	531.7
SSA
Disclosure of operating segments [line items]
Revenues from external customers	$ 130.3	$ 127.8		$ 260.8	$ 248.6

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information